Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	7,446,955	8,265,507	6,894,831
Granted, shares	3,213,023	2,850,927	4,879,421
Vested, shares	(3,373,323)	(3,295,376)	(3,069,035)
Cancelled, shares	(567,357)	(374,103)	(439,710)
Outstanding at end of period, shares	6,719,298	7,446,955	8,265,507
Outstanding at beginning of period, weighted-average grant-date fair value	$ 44.49	$ 39.50	$ 38.44
Granted, weighted-average grant-date fair value	55.03	54.45	39.65
Vested, weighted-average grant-date fair value	46.42	40.66	37.25
Cancelled, weighted-average grant-date fair value	49.07	43.91	40.18
Outstanding at end of period, weighted-average grant-date fair value	$ 48.17	$ 44.49	$ 39.50